Segment Information - Additional Information (Details) - Customer	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Number of external customers	0	0	0
Top of Range
Disclosure Of Operating Segments [Line Items]
Percentage of consolidated sales to external customers	10.00%	10.00%	10.00%